OTHER FINANCIAL ITEMS, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total net cash movement on non-designated derivatives and swap settlements	$ (348)	$ (6,715)	$ (9,272)
Total net movement in fair value of non-designated derivatives	17,142	11,591	(20,433)
Allowance for expected credit losses	522	722	(1,771)
Other items	(1,788)	1,085	5,531
Total other financial items, net	15,528	6,683	(25,945)
Interest rate swaps
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total net cash movement on non-designated derivatives and swap settlements	(341)	(6,707)	(4,575)
Total net movement in fair value of non-designated derivatives	17,202	11,607	(15,314)
Cross currency swaps
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total net cash movement on non-designated derivatives and swap settlements	(7)	(8)	(6)
Total net movement in fair value of non-designated derivatives	(60)	(16)	5
Cross currency interest rate swaps
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total net cash movement on non-designated derivatives and swap settlements	0	0	(152)
Total net movement in fair value of non-designated derivatives	0	0	(5,124)
Interest rate swap after debt refinancing
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total net cash movement on non-designated derivatives and swap settlements	$ 0	$ 0	$ (4,539)